CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Current assets
Cash and cash equivalents	$ 110,383,793	$ 44,013,742	$ 10,116,324
Amounts receivable	617,873	170,574	68,636
Taxes receivable	1,566,739	36,519	19,500
Prepaids	614,633	353,095	108,195
Total current assets	113,183,038	44,573,930	10,312,655
Non-current assets
Taxes receivable	6,461,327	3,877,934	1,526,702
Deposits	93,553	70,553	58,076
Property and equipment	2,796,894	1,302,884	1,001,038
Exploration and evaluation assets	5,489,773	5,188,375	1,620,466
Total non-current assets	14,841,547	10,439,746	4,206,282
TOTAL ASSETS	128,024,585	55,013,676	14,518,937
Current liabilities
Accounts payable and accrued liabilities	4,962,001	1,462,538	906,291
Lease liabilites	175,620
Total current liabilities	5,137,621	1,462,538	906,291
Non-current liabilities
Lease liabilites	356,728
Total liabilities	5,494,349	1,462,538	906,291
Shareholders' equity
Capital stock	209,736,401	86,745,544	29,899,525
Share-based payment reserve	11,369,296	6,196,165	3,278,378
Deficit	(98,575,461)	(39,390,571)	(19,565,257)
Total shareholders' equity	122,530,236	53,551,138	13,612,646
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 128,024,585	$ 55,013,676	$ 14,518,937